Derivatives - Schedule (Details) - Interest rate swaps - Cash Flow Hedging - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Derivative Liability		$ 5,192	$ 0
Derivatives	$ 45
Derivatives designated as hedges
Derivative [Line Items]
Notional amount	$ 187,000	$ 187,000	$ 0